SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 257,268	$ 238,411
Additions	1,300
Impairments
Translation differences	17,265	18,857
Disposals
Cost, ending balance	275,833	257,268
Accumulated depreciation, beginning balance	252,809	228,886
Depreciation	2,688	5,370
Translation differences	17,049	18,553
Accumulated depreciation, ending balance	272,546	252,809
Property, plant and equipment, net	3,287	4,459
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	36,612	34,164
Additions	1,300
Impairments
Translation differences	2,313	2,448
Disposals
Cost, ending balance	40,225	36,612
Accumulated depreciation, beginning balance	33,824	28,321
Depreciation	2,223	3,204
Translation differences	2,183	2,299
Accumulated depreciation, ending balance	38,230	33,824
Property, plant and equipment, net	1,995	2,788
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	185,421	171,633
Additions
Impairments
Translation differences	12,564	13,788
Disposals
Cost, ending balance	197,985	185,421
Accumulated depreciation, beginning balance	185,421	170,073
Depreciation		1,582
Translation differences	12,564	13,766
Accumulated depreciation, ending balance	197,985	185,421
Property, plant and equipment, net
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	35,235	32,614
Additions
Impairments
Translation differences	2,388	2,621
Disposals
Cost, ending balance	37,623	35,235
Accumulated depreciation, beginning balance	33,564	30,492
Depreciation	465	584
Translation differences	2,302	2,488
Accumulated depreciation, ending balance	36,331	33,564
Property, plant and equipment, net	$ 1,292	$ 1,671